Consolidated Balance Sheets (Parenthetical) - $ / shares	Jan. 03, 2015	Dec. 28, 2013
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares unissued	10,000,000	10,000,000
Common Stock, Par or Stated Value Per Share	$ 2.5	$ 2.5
Common Stock, Shares Authorized	300,000,000	300,000,000
Common Stock, Shares, Issued	176,902,738	176,902,738
Cost of common stock in treasury, shares	19,777,288	21,423,508